Commitments and Contingencies	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
11.	COMMITMENTS AND CONTINGENCIES

Contracted expenditure commitments

The Company’s contracted expenditures commitments as of June 30, 2026 but not provided in the interim condensed consolidated financial statements are as follows:

		Payments Due by Period
			Less than	1-2	3-5
Contractual Obligations	Nature	Total	1 year	years	years
Operating lease commitments	(a)	173,713	152,585	21,128	-
Leases not yet commenced	(b)	263,273	49,085	107,094	107,094
		$436,986	$201,670	$128,222	$107,094

(a)	From time to time, the Company entered into various short-term lease agreements to rent warehouses and offices. In addition, the Company has various low value items with various lease terms that the Company is committed to pay in the future.

(b)	As of June 30, 2026, the Company had entered into a lease agreement that had not yet commenced. The non-cancelable lease term begins on July 1, 2026, and ends on June 30, 2031. The total undiscounted future lease payments under the agreement are $263,273.